Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Carrying and Estimated Fair Values for Financial Instruments

The following table summarizes the carrying and estimated fair values for financial instruments:

			12/31/2018		12/31/2017
			Carrying value	Estimated fair value	Carrying value	Estimated fair value
Cash deposits on demand	(a	)	37,159	37,159	18,749	18,749
Financial assets			1,424,876	1,433,116	1,330,251	1,338,314
Central Bank compulsory deposits	(a	)	94,148	94,148	98,837	98,837
At Amortized Cost			994,759	1,002,999	905,729	913,792
Interbank deposits	(b	)	26,420	26,510	29,048	29,112
Securities purchased under agreements to resell	(a	)	280,136	280,136	244,707	244,707
Securities	(c	)	110,395	112,171	111,424	113,049
Loan operations and lease operations portfolio (*)	(d	)	536,091	542,465	497,719	504,093
Other financial assets	(e	)	75,090	75,090	59,568	59,568
(-) Provision for Expected Loss			(33,373)	(33,373)	(36,737)	(36,737)
At Fair Value Through Other Comprehensive Income			49,323	49,323	52,149	52,149
Securities	(c	)	49,323	49,323	52,149	52,149
At Fair Value Through Profit or Loss			286,646	286,646	273,536	273,536
Securities	(c	)	263,180	263,180	250,693	250,693
Derivatives	(c	)	23,466	23,466	22,843	22,843
Financial liabilities			1,151,237	1,150,700	1,056,717	1,054,981
At Amortized Cost			1,119,734	1,119,197	1,024,584	1,022,848
Deposits	(b	)	463,424	463,363	402,938	402,911
Securities sold under repurchase agreements	(a	)	330,237	330,237	312,634	312,634
Interbank market debt	(b	)	134,670	134,533	124,587	124,257
Institutional market debt	(b	)	93,974	93,635	98,482	97,103
Other financial liabilities	(e	)	97,429	97,429	85,943	85,943
At Fair Value Through Profit or Loss			27,711	27,711	27,211	27,211
Derivatives	(c	)	27,519	27,519	26,746	26,746
Structured notes			192	192	465	465
Provision for Expected Loss			3,792	3,792	4,922	4,922
Loan Commitments			2,601	2,601	3,015	3,015
Financial Guarantees			1,191	1,191	1,907	1,907

(*)	In the composition of balance there are operations designated at fair value through profit or loss, in the amount of R$ 102 at 12/31/2017.

Summary of Breakdown of Fair Value Hierarchy Levels

The following table presents the breakdown of fair value hierarchy levels.

	12/31/2018				12/31/2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	224,872	34,206	2,833	261,911	213,421	31,579	3,947	248,947

Investment funds	2,003	2,323	0	4,326	1,738	1,775	—	3,513
Brazilian government securities	213,816	3,242	0	217,058	205,027	2,816	1	207,844
Government securities – other countries	1,517	562	0	2,079	1,643	2,306	—	3,949

Argentina	1,129	0	0	1,129	1,466	—	—	1,466
Chile	147	155	0	302	39	18	—	57
Colombia	0	207	0	207	—	2,092	—	2,092
United States	117	0	0	117	100	—	—	100
Italy	0	115	0	115	—	—	—	—
Mexico	120	0	0	120	5	—	—	5
Paraguay	0	1	0	1	—	3	—	3
Uruguay	0	84	0	84	—	193	—	193
Other	4	0	0	4	33	—	—	33
Corporate securities	7,536	28,079	2,833	38,448	5,013	24,682	3,946	33,641

Shares	6,175	2,003	1,268	9,446	3,875	65	2,019	5,959
Bank deposit certificates	1	968	0	969	1	334	—	335
Securitized real estate loans	0	0	1,411	1,411	—	—	1,795	1,795
Debentures	168	4,707	85	4,960	486	2,608	122	3,216
Eurobonds and others	1,192	173	31	1,396	651	37	—	688
Financial credit bills	0	19,719	5	19,724	—	21,170	—	21,170
Promissory notes	0	435	0	435	—	391	—	391
Other	0	74	33	107	—	77	10	87
Financial assets at fair value through other comprehensive income	30,680	18,643	0	49,323	35,234	16,915	—	52,149

Brazilian government securities	27,038	801	0	27,839	32,218	708	—	32,926
Government securities – other countries	2,448	16,324	0	18,772	1,550	14,992	—	16,542

Germany	22	0	0	22	—	—	—	—
Chile	0	7,653	0	7,653	—	9,550	—	9,550
Colombia	0	5,505	0	5,505	—	3,020	—	3,020
United States	2,425	193	0	2,618	1,550	—	—	1,550
France	0	891	0	891	—	—	—	—
Paraguay	0	1,529	0	1,529	—	1,800	—	1,800
Uruguay	0	553	0	553	—	622	—	622
Other	1	0	0	1	—	—	—	—
Corporate securities	1,194	1,518	0	2,712	1,466	1,215	—	2,681

Shares	161	0	0	161	148	—	—	148
Bank deposit certificates	0	1,053	0	1,053	—	685	—	685
Debentures	0	2	0	2	—	1	—	1
Eurobonds and others	1,033	463	0	1,496	1,318	529	—	1,847
Financial assets at fair value through profit or loss	1,269	0	0	1,269	1,746	—	—	1,746

Brazilian government securities	1,269	0	0	1,269	1,746	—	—	1,746
Financial liabilities designated at fair value through profit or loss	0	192	0	192	—	465	—	465

Structured notes	0	192	0	192	—	465	—	465

Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities

The following table presents the breakdown of fair value hierarchy levels for our derivative assets and liabilities.

	12/31/2018				12/31/2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	15	23,309	142	23,466	158	22,249	436	22,843

Futures Contract	0	0	0	0	158	—	—	158
Swap Contract– adjustment receivable	0	12,959	90	13,049	—	8,821	369	9,190
Options Contract	0	4,163	52	4,215	—	3,271	66	3,337
Forwards Contract	0	1,835	0	1,835	—	6,911	—	6,911
Credit derivatives - financial Institutions	0	120	0	120	—	137	—	137
NDF - Non Deliverable Forward	0	3,711	0	3,711	—	2,950	—	2,950
Check of swap - Companies	0	44	0	44	—	68	—	68
Other derivative financial instruments	15	477	0	492	—	91	1	92
Liabilities	(22)	(27,471)	(26)	(27,519)	—	(26,643)	(103)	(26,746)

Swap Contract – adjustment payable	0	(19,351)	(3)	(19,354)	—	(13,590)	(102)	(13,692)
Options Contract	0	(3,906)	(23)	(3,929)	—	(2,792)	(1)	(2,793)
Forwards Contract	0	(470)	0	(470)	—	(6,272)	—	(6,272)
Credit derivatives - financial Institutions	0	(140)	0	(140)	—	(58)	—	(58)
NDF - Non Deliverable Forward	0	(3,384)	0	(3,384)	—	(3,745)	—	(3,745)
Check of swap - Companies	0	(162)	0	(162)	—	(122)	—	(122)
Other derivative financial instruments	(22)	(58)	0	(80)	—	(64)	—	(64)

Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy

The tables below show the changes in balance sheet for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Financial assets designated at fair value	3,947	(377)	—	90	(353)	(474)	2,833	(618)

Brazilian government securities	1	(1)	—	—	—	—	0	—
Corporate securities	3,946	(376)	—	90	(353)	(474)	2,833	(618)
Shares	2,019	34	—	—	(203)	(582)	1,268	(442)
Securitized real estate loans	1,795	(359)	—	57	(89)	7	1,411	19
Debentures	122	(41)	—	—	(53)	57	85	(196)
Eurobonds and others	—	2	—	20	(2)	11	31	—
Financial credit bills	—	—	—		—	5	5	—
Other	10	(12)	—	13	(6)	28	33	1

	Fair value at 12/31/2017	Total gains or losses (realized /unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Derivatives - assets	436	(3)	—	205	(254)	(242)	142	61

Swap Contract– adjustment receivable	369	(5)	—	—	(30)	(244)	90	61
Options Contract	66	2		205	(223)	2	52	—
Other derivative financial instruments	1				(1)		0	—

Derivatives - liabilities	(103)	40	—	(148)	141	44	(26)	6

Swap Contract – adjustment payable	(102)	(37)	—	—	92	44	(3)	(3)
Options Contract	(1)	77	—	(148)	49	—	(23)	9
	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2017	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Financial assets designated at fair value through profit or loss	3,808	(232)	—	578	(146)	(61)	3,947	(412)

Brazilian government securities	1	—	—	—	—	—	1	(1)
Corporate securities	3,807	(232)	—	578	(146)	(61)	3,946	(411)
Shares	1,662	122	—	400	—	(165)	2,019	(274)
Securitized real estate loans	2,092	(355)	—	58	—	—	1,795	16
Debentures	37	(1)	—	106	(124)	104	122	(153)
Eurobonds and others	—	—	—	9	(9)	—	—	—
Other	16	2	—	5	(13)	—	10	—
Financial assets designated at fair value through other comprehensive income	227	—	—	200	(427)	—	—	—

Corporate securities	227	—	—	200	(427)	—	—	—
Securitized real estate loans	6	—	—	—	(6)	—	—	—
Eurobonds and others	221	—	—	200	(421)	—	—	—

	Fair value at 12/31/2016	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2017	Total Gains or Losses (Unrealized)
		Recognized in the result	Recognized in other comprehensive income
Derivatives - Assets	521	(33)	101	—	(244)	91	436	17

Swap Contract– adjustment receivable	468	(41)	—	—	(100)	42	369	32
Options Contract	47	12	101	—	(143)	49	66	(14)
Other derivative financial instruments	6	(4)	—	—	(1)	—	1	(1)

Derivatives - Liabilities	(60)	(117)	(15)	—	111	(22)	(103)	(57)

Swap Contract – adjustment payable	(56)	(122)	—	—	97	(21)	(102)	(60)
Options Contract	(4)	5	(15)	—	13	—	(1)	3
Credit derivatives - financial Institutions	—	—	—	—	1	(1)	—	—

Summary of Sensitivity Analyses Operations of Level 3

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, asset prices, or in scenarios vary in prices with shocks and the volatility for non-linear assets:

Sensitivity – Level 3 Operations		12/31/2018		12/31/2017
Market risk factor groups	Scenarios	Impact		Impact
		Result	Stockholders’ equity	Result	Stockholders’ equity
	I	(0.4)	(1.2)	(1.9)	(2.4)
Interest rates	II	(9.3)	(29.3)	(47.0)	(55.4)
	III	(18.6)	(57.8)	(93.9)	(114.5)

Shares	I	(63.4)	0	(146.6)	—
	II	(126.8)	0	(293.2)	—

Nonlinear	I	(48.2)	0	(9.2)	—
	II	(89.3)	0	(11.9)	—